INCOME TAXES (Provision For Income Taxes From Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Current income tax expenses:
Federal	$ 63.3	$ 28.7	$ 64.4
State	28.8	12.2	13.4
Foreign	0.6	0.0	2.5
Total current income tax expenses	92.7	40.9	80.3
Deferred income tax (benefits) expenses:
Federal	(58.5)	6.6	(19.6)
State	(18.0)	0.1	(3.1)
Foreign	0.7	(3.3)	0.1
Total deferred income tax (benefits) expenses	(75.8)	3.4	(22.6)
Provision for income taxes	$ 16.9	$ 44.3	$ 57.7
Effective tax rate	9.80%	26.00%	27.70%